Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Profit or loss [abstract]
Revenue (Note 5)	$ 261,253	$ 252,994	$ 274,428
Cost of sales (Note 6)	(134,708)	(164,240)	(172,764)
Gross profit	126,545	88,754	101,664
Administrative costs (Note 6)	(68,029)	(63,309)	(64,019)
Operating profit	58,516	25,445	37,645
Finance costs (Note 8)	(19,668)	(19,521)	(13,719)
Finance income (Note 8)	1,855	2,365	5,709
Net finance costs (Note 8)	(17,813)	(17,156)	(8,010)
Other gains/(losses), net (Note 9)	(41,321)	14,205	(3,636)
(Loss)/Profit before tax	(618)	22,494	25,999
Income tax expense (Note 10)	(9,127)	(11,039)	(12,711)
(Loss)/Profit for the year	(9,745)	11,455	13,288
Attributable to:
Equity holders of Eros International Plc	(22,575)	3,805	3,797
Non-controlling interest	12,830	7,650	9,491
(Loss)/Profit for the year	$ (9,745)	$ 11,455	$ 13,288
(Loss)/Earnings per share (cents)
Basic (loss)/earnings per share (Note 12)	$ (36.3)	$ 6.4	$ 6.6
Diluted (loss)/earnings per share (Note 12)	$ (36.3)	$ 5.1	$ 5.2